Fair Value (Details) - Schedule of fair value categorized within Level 3 of the fair value hierarchy - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of fair value categorized within Level 3 of the fair value hierarchy [Abstract]
Fair value balance at beginning of period	$ 311,376	$ 688,187
Change in fair value reported in the statements of operations	(248,198)	(376,811)
Fair value balance at end of period	$ 63,178	$ 311,376